[LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP]

New York
Washington, DC
Paris
London

June 29, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street
Room 3657
Washington, D.C. 20549-0405

Attention: Nicholas Panos

Re:	Peter Kiewit Sons’, Inc.
Schedule TO-I/A
SEC File No. 5-53883

Ladies and Gentlemen:

On behalf of Peter Kiewit Sons’, Inc. (“Kiewit”), we are today filing via EDGAR Amendment No. 3 the “Amendment”) to Kiewit’s Issuer Tender Offer Statement on Schedule TO (as amended, the “Schedule TO”). The Amendment reports the final results of Kiewit’s tender offer for up to 38% of the shares of its common stock held by each Kiewit stockholder and also addresses the oral comments of the Commission’s staff that were conveyed by Nicholas Panos to Laura L. Delanoy in a telephone conversation on June 15, 2005, as described below.

All terms used and not otherwise defined in this letter have the meanings given them in the Schedule TO.

6. Conditions to the Offer

Securities and Exchange Commission
June 29, 2005

1.	Comment: Revise the second sentence of this section of the offer to purchase to make clear that Kiewit will make a determination of whether the conditions to the tender offer were satisfied prior to expiration date.

Response: Complied with. See revised disclosure in the Amendment.

15. Extension of Tender Period; Termination; Amendment

2.	Comment: Revise the last sentence of the new language added to this section in Amendment No. 2 to the Schedule TO to change the word “has” to “have.”

Response: Complied with. See revised disclosure in the Amendment.

*          *          *          *          *

Should members of the Commission staff have any questions or require any additional information, they should call the undersigned, John D’Alimonte or David K. Boston of this office at (212) 728-8000.

Very truly yours,

/s/ Laura L. Delanoy

Laura L. Delanoy

cc:	Tobin A. Schropp
Michael F. Norton
John S. D’Alimonte
David K. Boston